Other Current Assets	9 Months Ended
Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets	Other Current Assets
As of December 31, 2021 and 2020 other current assets consisted of the following (in thousands):

	2021	2020
Materials and supplies	$2,900	$1,952
Prepaid assets	1,503	1,419
Other	1,376	1,016
	$5,779	$4,387